Aegis Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 82.4%	Shares	Value
Consumer Discretionary - 0.9%
Household Durables - 0.9%
Bassett Furniture Industries, Inc. (a)	456,855	$7,145,212

Specialty Retail - 0.0%(b)
Reitmans CAD LDT A (c)	241,361	353,795
Total Consumer Discretionary		7,499,007

Energy - 31.0%(d)
Energy Equipment & Services - 10.0%
ACT Energy Technologies Ltd. (c)	1,363,606	4,801,085
AKITA Drilling Ltd. - Class A (c)	6,652,685	9,799,529
Enerflex Ltd.	511,060	5,509,227
Koil Energy Solutions, Inc. (a) (c)	766,584	1,663,487
Natural Gas Services Group, Inc. (a)	660,289	18,481,489
Precision Drilling Corp. (c)	441,053	24,839,933
STEP Energy Services Ltd. (c)(e)	858,647	3,325,506
Tidewater, Inc. (c)	266,406	14,207,432
Wolverine Energy & Infrastructure, Inc. (c)(f)	475,591	0
		82,627,688
Oil, Gas & Consumable Fuels - 21.0%
ARC Resources Ltd.	477,703	8,711,721
Ardmore Shipping Corp.	67,645	802,946
Athabasca Oil Corp. (c)	3,653,213	17,482,502
Cenovus Energy, Inc.	894,640	15,190,302
International Petroleum Corp. (c)	1,839,691	30,694,564
MEG Energy Corp. (c)	1,521,778	30,704,553
Noram Drilling AS	456,768	1,244,955
North American Construction Group Ltd.	813,874	11,561,607
Parex Resources, Inc.	687,231	8,982,347
PBF Energy, Inc. - Class A	602,476	18,176,701
SEPLAT Energy PLC (e)	3,133,891	12,240,126
Total Energy Services, Inc.	615,510	6,368,718
Vermilion Energy, Inc.	1,625,494	12,696,069
		174,857,111
Total Energy		257,484,799

Financials - 4.0%
Banks - 3.6%
Bank of Cyprus Holdings PLC	3,143,618	29,820,281
		$–
Capital Markets - 0.4%
Hennessy Advisors, Inc.	140,536	1,479,844
Westwood Holdings Group, Inc.	97,606	1,609,523
		3,089,367
Total Financials		32,909,648

Materials - 42.0%(d)
Diversified Metals & Mining - 10.2%
AIC Mines Ltd. (c)	20,384,073	5,262,435
Alphamin Resources Corp.	19,227,813	13,816,062
Amerigo Resources Ltd. (a)	18,172,738	35,517,602
C3 Metals, Inc. (c)	1,648,351	1,444,987
Gunnison Copper Corp. (c)	2,483,258	642,360
Kenmare Resources PLC (a)	6,603,188	27,903,676
Solitario Resources Corp. (c)	620,433	433,062
		85,020,184
Gold, Silver, & Precious Metals & Minerals - 26.2%(d)
Asara Resources Ltd. (c)	40,000,000	2,238,794
Brightstar Resources Ltd. (c)	16,666,667	6,206,444
Cabral Gold, Inc. (c)	12,911,156	4,267,537
Catalyst Metals Ltd. (c)	4,033,416	21,015,610
DPM Metals, Inc.	606,525	13,444,921
Eldorado Gold Corp. (c)	374,946	10,827,822
Equinox Gold Corp. (c)	4,637,450	51,949,303
Erdene Resource Development Corp. (c)	1,996,056	14,815,881
Galiano Gold, Inc. (c)	6,332,700	13,787,513
Glencore PLC	2,179,279	10,036,944
GoldQuest Mining Corp. (c)	2,849,300	2,108,773
i-80 Gold Corp. (c)	1,064,476	1,017,283
Liberty Gold Corp. (c)	380,500	172,246
Loncor Gold, Inc. (c)	5,142,858	4,360,547
Metals Exploration PLC (c)	8,249,895	1,542,244
Minera Alamos, Inc. (c)	37,519,185	11,390,282
Mundoro Capital, Inc. (c)	2,714,573	448,625
Newcore Gold Ltd. (a) (c)	16,000,002	9,772,222
Orezone Gold Corp. (c)	12,406,848	12,837,437
Perseus Mining Ltd.	5,226,073	16,813,638
Revival Gold, Inc. (c)	8,183,049	4,174,725
Robex Resources, Inc. (c)	383,500	1,019,580
Tesoro Gold Ltd. (c)	10,766,258	440,749
Toubani Resources Ltd. (c)	1,300,000	356,999
TriStar Gold, Inc. (c)	351,164	41,634
Troilus Gold Corp. (c)	2,773,220	2,530,710
		217,618,463
Mining Services - 4.0%
Capital Ltd. (a)	16,596,969	23,772,136
Geodrill Ltd. (a) (c)	3,956,698	9,751,724
		33,523,860
Paper & Forest Products - 0.8%
Canfor Pulp Products, Inc. (c)	174,467	48,265
Conifex Timber, Inc. (a) (c)	2,346,913	438,455
Interfor Corp. (c)	773,473	5,641,123
Mercer International, Inc.	264,447	761,607
		6,889,450
Steel - 0.8%
Algoma Steel Group, Inc.	1,727,084	6,130,484
Total Materials		349,182,441

Utilities - 4.5%
Independent Power and Renewable Electricity Producers - 4.5%
Hallador Energy Company (c)	1,908,758	37,354,394
TOTAL COMMON STOCKS (Cost $402,368,715)		684,430,289

WARRANTS - 0.0%(b)	Contracts	Value
Materials - 0.0%(b)
Gold, Silver, & Precious Metals & Minerals — 0.0%(b)
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45 (c)	1,428,572	351,574
TOTAL WARRANTS (Cost $0)		351,574

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 17.2%	Par	Value
2.09%, 10/02/2025 (g)	4,000,000	3,999,536
3.69%, 10/09/2025 (g)	6,000,000	5,994,466
3.92%, 10/16/2025 (g)	6,000,000	5,989,545
4.00%, 10/23/2025 (g)	6,000,000	5,984,679
4.05%, 10/30/2025 (g)	6,000,000	5,979,746
4.02%, 11/06/2025 (g)	6,000,000	5,975,239
4.02%, 11/13/2025 (g)	6,000,000	5,970,553
3.93%, 11/20/2025 (g)	6,000,000	5,966,598
3.84%, 11/28/2025 (g)	6,000,000	5,962,244
3.84%, 12/04/2025 (g)	6,000,000	5,958,453
3.79%, 12/11/2025 (g)	6,000,000	5,954,560
3.81%, 12/18/2025 (g)	6,000,000	5,949,822
3.81%, 12/26/2025 (g)	6,000,000	5,944,817
3.81%, 01/02/2026 (g)	6,000,000	5,940,374
3.73%, 01/08/2026 (g)	6,000,000	5,937,762
3.74%, 01/15/2026 (g)	6,000,000	5,933,220
3.75%, 01/22/2026 (g)	6,000,000	5,928,718
3.74%, 01/29/2026 (g)	6,000,000	5,924,504
3.71%, 02/05/2026 (g)	6,000,000	5,920,863
3.69%, 02/12/2026 (g)	6,000,000	5,916,923
3.70%, 02/19/2026 (g)	6,000,000	5,912,537
3.70%, 02/26/2026 (g)	6,000,000	5,907,993
3.71%, 03/05/2026 (g)	6,000,000	5,903,635
3.71%, 03/12/2026 (g)	6,000,000	5,899,290
3.71%, 03/19/2026 (g)	2,000,000	1,965,003
TOTAL U.S. TREASURY BILLS (Cost $142,724,122)		142,721,080

TOTAL INVESTMENTS - 99.6% (Cost $545,092,837)		827,502,943
Other Assets in Excess of Liabilities - 0.4%		3,585,165
TOTAL NET ASSETS - 100.0%		$831,088,108

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
For purposes of these financial statements, the securities in the portfolio have been organized utilizing their respective Global Industry Classification Standard (“GICS®”) code. The Fund does not rely exclusively on GICS® Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS® Sub-Industry classifications, or aggregate thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged by Aegis Financial Corporation (“Advisor”) to be misclassified by GICS®, or has not been classified by GICS®, the Fund uses a Fund-determined GICS® framework classification.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

PLC - Public Limited Company

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
All or a portion of this position was purchased in a private placement transaction and may be a restricted security as defined in Rule 144A under the Securities Act of 1933. Resale may only be available to Qualified Institutional Buyers or through sales on certain offshore exchanges as allowed under Rule 904 of Regulation S.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(g)	The rate shown is the annualized yield as of September 30, 2025.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)
Canada	$400,280,962	48.3%
United States	243,956,218	29.4
Ireland	58,526,903	7.0
Australia	52,334,669	6.2
Mauritius	37,588,198	4.5
Nigeria	12,240,126	1.5
Switzerland	10,036,944	1.2
Ghana	9,751,724	1.2
United Kingdom	1,542,244	0.2
Norway	1,244,955	0.1
Other Assets in Excess of Liabilities	3,585,165	0.4
	$831,088,108	100.0%

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2025
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,499,007	$-	$-	$7,499,007
Energy	245,244,673	12,240,126	-	257,484,799
Financials	3,089,367	29,820,281	-	32,909,648
Materials	258,907,152	90,275,289	-	349,182,441
Utilities	37,354,394	-	-	37,354,394
Warrants
Materials	-	351,574	-	351,574
Short-Term Investments
U.S. Treasury Bills	-	142,721,080	-	142,721,080
Total	$552,094,593	$275,408,350	$-	$827,502,943

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2025:
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)				Investments in Securities
Beginning balance as of December 31, 2024				$0
Purchases				-
Sales				-
Realized gain included in earnings				-
Change in unrealized depreciation				-
Transfer into Level 3 during the period				-
Ending balance as of September 30, 2025				$0

Change in unrealized depreciation still held as of September 30, 2025				$-

Aegis Value Fund
Portfolio Characteristics
September 30, 2025 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks			82.4%
Consumer Discretionary		0.9%
Household Durables	0.9%
Specialty Retail*	0.0%

Energy		31.0%
Energy Equipment & Services	10.0%
Oil, Gas & Consumable Fuels	21.0%

Financials		4.0%
Banks	3.6%
Capital Markets	0.4%

Materials		42.0%
Diversified Metals & Mining	10.2%
Gold, Silver, & Precious Metals & Minerals	26.2%
Mining Services	4.0%
Paper & Forest Products	0.8%
Steel	0.8%

Utilities		4.5%
Independent Power and Renewable Electricity Producers	4.5%

Warrants*			0.0%
Materials*		0.0%
Gold, Silver, & Precious Metals & Minerals*	0.0%

Short-Term Investments
United States Treasury Bills			17.2%

Total Investments			99.6%
Other Assets in Excess of Liabilities			0.4%
Total Net Assets			100.0%

* Percentage rounds to less than 0.05% of total net assets.

Aegis Value Fund
Investments in Affiliated Companies(1)

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2025, amounted to $831,088,108 representing 18.06% of net assets. A summary of affiliated transactions for the period ended September 30, 2025, is as follows:

	Share Balance December 31, 2024	Additions	Deductions	Share Balance September 30, 2025
Amerigo Resources Ltd.	18,172,738	-	-	18,172,738
Bassett Furniture Industries, Inc.	456,855	-	-	456,855
Cabral Gold, Inc. (2)	12,911,156	-	-	12,911,156
Capital Ltd.	12,499,977	4,096,992	-	16,596,969
Conifex Timber, Inc.	2,346,913	-	-	2,346,913
Geodrill Ltd.	3,956,698	-	-	3,956,698
Kenmare Resources PLC (3)	3,957,622	2,645,566	-	6,603,188
Koil Energy Solutions, Inc.	766,584	-	-	766,584
Minera Alamos, Inc. (2)	37,611,661	-	(92,476)	37,519,185
Natural Gas Services Group, Inc.	660,289	-	-	660,289
Newcore Gold Ltd.	16,000,002	-	-	16,000,002

	Value December 31, 2024	Acquisitions	Dispositions	Corporate Actions
Amerigo Resources Ltd.	19,722,057	-	-	-
Bassett Furniture Industries, Inc.	6,318,305	-	-	-
Cabral Gold, Inc. (2)	1,841,307	-	-	-
Capital Ltd.	12,675,398	3,939,265	-	-
Conifex Timber, Inc.	481,644	-	-	-
Geodrill Ltd.	8,450,425	-	-	-
Kenmare Resources PLC (3)	15,676,313	11,092,288	-	-
Koil Energy Solutions, Inc.	1,770,809	-	-	-
Minera Alamos, Inc. (2)	6,541,386	-	(27,946)	-
Natural Gas Services Group, Inc.	17,695,745	-	-	-
Newcore Gold Ltd.	3,450,555	-	-	-
Total	$94,623,944	$15,031,553	$(27,946)	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Dividend Income
Amerigo Resources Ltd.	-	15,795,545	35,517,602	995,625
Bassett Furniture Industries, Inc.	-	826,907	7,145,212	274,113
Cabral Gold, Inc. (2)	-	2,426,230	4,267,537	-
Capital Ltd.	-	7,157,473	23,772,136	418,827
Conifex Timber, Inc.	-	(43,189)	438,455	-
Geodrill Ltd.	-	1,301,299	9,751,724	-
Kenmare Resources PLC (3)	-	1,135,075	27,903,676	1,246,011
Koil Energy Solutions, Inc.	-	(107,322)	1,663,487	-
Minera Alamos, Inc. (2)	17,210	4,859,632	11,390,282	-
Natural Gas Services Group, Inc.	-	785,744	18,481,489	66,029
Newcore Gold Ltd.	-	6,321,667	9,772,222	-
Total	$17,210	$40,459,061	$150,103,822	$3,000,605

(1)
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

(2)	This security was not affiliated as of September 30, 2025.
(3)
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.